Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 01, 2013
Columbia Marsico Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Marsico Growth Fund (the Fund) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an immediate family member invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 18 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an immediate family member invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 18 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	other expenses for Class R4 and Class R5 are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect contractual changes to the investment management fee rates. Other expenses for Class A, Class B, Class C, Class I, Class R, Class W and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% in foreign securities, including in emerging market securities.

		The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as, without limitation, the introduction of a new product line, the appointment of a new management team, or an acquisition.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic  sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

		Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 15.92% Worst 4th Quarter 2008 -22.85%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Columbia Marsico Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.18%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	688
3 years	rr_ExpenseExampleYear03	928
5 years	rr_ExpenseExampleYear05	1,187
10 years	rr_ExpenseExampleYear10	1,924
1 year	rr_ExpenseExampleNoRedemptionYear01	688
3 years	rr_ExpenseExampleNoRedemptionYear03	928
5 years	rr_ExpenseExampleNoRedemptionYear05	1,187
10 years	rr_ExpenseExampleNoRedemptionYear10	1,924
2003	rr_AnnualReturn2003	28.65%	[4]
2004	rr_AnnualReturn2004	15.39%	[4]
2005	rr_AnnualReturn2005	5.85%	[4]
2006	rr_AnnualReturn2006	6.86%	[4]
2007	rr_AnnualReturn2007	13.98%	[4]
2008	rr_AnnualReturn2008	(42.03%)	[4]
2009	rr_AnnualReturn2009	29.08%	[4]
2010	rr_AnnualReturn2010	19.44%	[4]
2011	rr_AnnualReturn2011	(1.77%)	[4]
2012	rr_AnnualReturn2012	12.29%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.85%)
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	(1.46%)
10 Years	rr_AverageAnnualReturnYear10	5.93%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Columbia Marsico Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.93%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year	rr_ExpenseExampleYear01	696
3 years	rr_ExpenseExampleYear03	906
5 years	rr_ExpenseExampleYear05	1,242
10 years	rr_ExpenseExampleYear10	2,059
1 year	rr_ExpenseExampleNoRedemptionYear01	196
3 years	rr_ExpenseExampleNoRedemptionYear03	606
5 years	rr_ExpenseExampleNoRedemptionYear05	1,042
10 years	rr_ExpenseExampleNoRedemptionYear10	2,059
1 Year	rr_AverageAnnualReturnYear01	6.38%
5 Years	rr_AverageAnnualReturnYear05	(1.43%)
10 Years	rr_AverageAnnualReturnYear10	5.75%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Columbia Marsico Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.93%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	296
3 years	rr_ExpenseExampleYear03	606
5 years	rr_ExpenseExampleYear05	1,042
10 years	rr_ExpenseExampleYear10	2,254
1 year	rr_ExpenseExampleNoRedemptionYear01	196
3 years	rr_ExpenseExampleNoRedemptionYear03	606
5 years	rr_ExpenseExampleNoRedemptionYear05	1,042
10 years	rr_ExpenseExampleNoRedemptionYear10	2,254
1 Year	rr_AverageAnnualReturnYear01	10.42%
5 Years	rr_AverageAnnualReturnYear05	(1.03%)
10 Years	rr_AverageAnnualReturnYear10	5.76%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Columbia Marsico Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	395
10 years	rr_ExpenseExampleYear10	883
1 year	rr_ExpenseExampleNoRedemptionYear01	73
3 years	rr_ExpenseExampleNoRedemptionYear03	227
5 years	rr_ExpenseExampleNoRedemptionYear05	395
10 years	rr_ExpenseExampleNoRedemptionYear10	883
1 Year	rr_AverageAnnualReturnYear01	12.70%
5 Years	rr_AverageAnnualReturnYear05	(0.06%)
10 Years	rr_AverageAnnualReturnYear10	6.67%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Marsico Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.43%
1 year	rr_ExpenseExampleYear01	146
3 years	rr_ExpenseExampleYear03	452
5 years	rr_ExpenseExampleYear05	782
10 years	rr_ExpenseExampleYear10	1,713
1 year	rr_ExpenseExampleNoRedemptionYear01	146
3 years	rr_ExpenseExampleNoRedemptionYear03	452
5 years	rr_ExpenseExampleNoRedemptionYear05	782
10 years	rr_ExpenseExampleNoRedemptionYear10	1,713
1 Year	rr_AverageAnnualReturnYear01	11.95%
5 Years	rr_AverageAnnualReturnYear05	(0.54%)
10 Years	rr_AverageAnnualReturnYear10	6.27%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 23, 2006
Columbia Marsico Growth Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.93%
1 year	rr_ExpenseExampleYear01	95
3 years	rr_ExpenseExampleYear03	296
5 years	rr_ExpenseExampleYear05	515
10 years	rr_ExpenseExampleYear10	1,143
1 year	rr_ExpenseExampleNoRedemptionYear01	95
3 years	rr_ExpenseExampleNoRedemptionYear03	296
5 years	rr_ExpenseExampleNoRedemptionYear05	515
10 years	rr_ExpenseExampleNoRedemptionYear10	1,143
1 Year	rr_AverageAnnualReturnYear01	12.29%
5 Years	rr_AverageAnnualReturnYear05	(0.29%)
10 Years	rr_AverageAnnualReturnYear10	6.55%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Marsico Growth Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	942
1 year	rr_ExpenseExampleNoRedemptionYear01	78
3 years	rr_ExpenseExampleNoRedemptionYear03	243
5 years	rr_ExpenseExampleNoRedemptionYear05	422
10 years	rr_ExpenseExampleNoRedemptionYear10	942
1 Year	rr_AverageAnnualReturnYear01	12.31%
5 Years	rr_AverageAnnualReturnYear05	(0.28%)
10 Years	rr_AverageAnnualReturnYear10	6.56%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Marsico Growth Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.18%
1 year	rr_ExpenseExampleYear01	120
3 years	rr_ExpenseExampleYear03	375
5 years	rr_ExpenseExampleYear05	649
10 years	rr_ExpenseExampleYear10	1,432
1 year	rr_ExpenseExampleNoRedemptionYear01	120
3 years	rr_ExpenseExampleNoRedemptionYear03	375
5 years	rr_ExpenseExampleNoRedemptionYear05	649
10 years	rr_ExpenseExampleNoRedemptionYear10	1,432
1 Year	rr_AverageAnnualReturnYear01	12.26%
5 Years	rr_AverageAnnualReturnYear05	(0.28%)
10 Years	rr_AverageAnnualReturnYear10	6.56%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Marsico Growth Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.93%
1 year	rr_ExpenseExampleYear01	95
3 years	rr_ExpenseExampleYear03	296
5 years	rr_ExpenseExampleYear05	515
10 years	rr_ExpenseExampleYear10	1,143
1 year	rr_ExpenseExampleNoRedemptionYear01	95
3 years	rr_ExpenseExampleNoRedemptionYear03	296
5 years	rr_ExpenseExampleNoRedemptionYear05	515
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,143
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
10 Years	rr_AverageAnnualReturnYear10	6.82%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Columbia Marsico Growth Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.78%
5 Years	rr_AverageAnnualReturnYear05	(1.49%)
10 Years	rr_AverageAnnualReturnYear10	5.91%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Columbia Marsico Growth Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.85%
5 Years	rr_AverageAnnualReturnYear05	(1.24%)
10 Years	rr_AverageAnnualReturnYear10	5.21%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
Columbia Marsico Growth Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Management fees have been restated to reflect contractual changes to the investment management fee rates.
[3]	Other expenses for Class A, Class B, Class C, Class I, Class R, Class W and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class R5 are based on estimated amounts for the Fund's current fiscal year.
[4]	Year to Date return as of March 31, 2013: 10.51%
[5]	This charge decreases over time.
[6]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.